Investment Securities Available for Sale - Amortized Cost and Fair Values of Securities Available for Sale (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized cost	$ 117,577	$ 142,893	$ 150,476
Gross unrealized gains	5,538	4,345	5,095
Gross unrealized losses	(61)	(718)	(1,237)
Investment securities available for sale, at fair value	123,054	146,520	154,334
US Government Agencies Debt Securities [Member]
Amortized cost	10,516	21,655	23,035
Gross unrealized gains	359	245	311
Gross unrealized losses	(12)	(271)	(450)
Investment securities available for sale, at fair value	10,863	21,629	22,896
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Amortized cost	1,616	1,989	2,953
Gross unrealized gains	186	134	226
Gross unrealized losses
Investment securities available for sale, at fair value	1,802	2,123	3,179
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Amortized cost	81,829	91,940	91,916
Gross unrealized gains	3,899	3,402	3,803
Gross unrealized losses	(5)	(175)	(553)
Investment securities available for sale, at fair value	85,723	95,167	95,166
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	20,939	24,480	29,150
Gross unrealized gains	485	316	475
Gross unrealized losses	(44)	(272)	(234)
Investment securities available for sale, at fair value	21,380	24,524	29,391
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Amortized cost	1,927	2,079	2,672
Gross unrealized gains	141	184	247
Gross unrealized losses
Investment securities available for sale, at fair value	2,068	2,263	2,919
Debt Securities [Member]
Amortized cost	116,827	142,143	149,726
Gross unrealized gains	5,070	4,281	5,062
Gross unrealized losses	(61)	(718)	(1,237)
Investment securities available for sale, at fair value	121,836	145,706	153,551
Equity Securities In Financial Institutions [Member]
Amortized cost	750	750	750
Gross unrealized gains	468	64	33
Gross unrealized losses
Investment securities available for sale, at fair value	$ 1,218	$ 814	$ 783